Auditor's remuneration (Tables)	12 Months Ended
Sep. 30, 2021
Auditor's remuneration
Schedule of fees payable to the auditor

The fees payable to the auditor, PricewaterhouseCoopers (PwC), and overseas firms belonging to the PwC network of firms were:

	Consolidated		Parent Entity
$'000	2021	2020	2021	2020
Audit and audit-related fees
Audit fees
PwC Australia	29,306	27,667	29,148	27,667
Overseas PwC network firms	4,310	5,295	536	705
Total audit fees	33,616	32,962	29,684	28,372
Audit-related fees
PwC Australia	1,456	4,404	1,456	4,404
Overseas PwC network firms	221	107	-	-
Total audit-related fees	1,677	4,511	1,456	4,404
Total audit and audit-related fees	35,293	37,473	31,140	32,776
Tax fees
PwC Australia	35	57	35	57
Total tax fees	35	57	35	57
Total audit and non-audit fees	35,328	37,530	31,175	32,833